Schedule IV - Consolidated Reinsurance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 1,246,952	$ 1,294,462	$ 1,328,917
Ceded to other companies	(900,842)	(949,894)	(971,047)
Assumed from other companies	5,118	4,768	4,749
Net amount	$ 351,228	$ 349,336	$ 362,619
Percentage of amount assumed to net	1.50%	1.40%	1.30%
Gross amount	$ 320,394,583	$ 343,103,636	$ 365,008,309
Ceded to other companies	315,936,427	338,144,016	359,316,014
Assumed from other companies	3,945,946	4,049,125	4,180,222
Net amount	$ 8,404,102	$ 9,008,745	$ 9,872,516
Percentage of amount assumed to net	47.00%	44.90%	42.30%
Life and Annuity Insurance Product Line
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 1,189,749	$ 1,236,410	$ 1,270,770
Ceded to other companies	(845,346)	(895,505)	(918,414)
Assumed from other companies	5,118	4,768	4,749
Net amount	$ 349,521	$ 345,673	$ 357,105
Percentage of amount assumed to net	1.50%	1.40%	1.30%
Accident And Health Insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 57,203	$ 58,052	$ 58,147
Ceded to other companies	(55,496)	(54,389)	(52,633)
Net amount	$ 1,707	$ 3,663	$ 5,514
Percentage of amount assumed to net	0.00%	0.00%	0.00%